UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07255

Exact name of registrant as specified in charter:	Oppenheimer International Bond Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-07255

Registrant Name:  Oppenheimer International Bond Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer International Bond Fund

BANCO INVEX S.A. Meeting Date: DEC 19, 2013 Record Date: DEC 10, 2013 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold Meeting Jointly with Holders of Stock Exchange Certificates Identified with Symbol CREYB-06U	Management	For	For
2	Receive Report from Administrator on Current Status and Characteristics of Insurance and Coverage That Apply To Trust Assets, Loans and Real Properties, Including Property Insurance, Life Insurance and Default Insurance GPI/SCV, SM/UDISs Swap Coverage	Management	For	For
3	Receive Report from Administrator on Current Status and Legal Characteristics of Real Property Assets of Trust, Value Estimate, Recovery Method, Document Status, Time In Trust, State and Municipality Where Located and Documentation That Supports Ownership	Management	For	For
4	Ratify Resolution Related to Removal of a Rating Agency as Approved at Oct. 1, 2012 General Meeting of Holders	Management	For	For
5	Approve for Trustee to Proceed to Settle Billing of Rating Agencies With Charge Against Assets of Trust	Management	For	For
6	Approve the New Fee Compensation Method Proposed by and for ABC Capital SA de CV in Its Role As Administrator	Management	For	For
7	Designate Delegates to Formalize Resolutions Approved at this Meeting	Management	For	For

BANCO INVEX S.A. Meeting Date: FEB 05, 2014 Record Date: JAN 27, 2014 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold Meeting Jointly with Holders of Stock Exchange Certificates Identified with Symbol CREYB-06U	Management	For	Did Not Vote
2	Approve the New Fee Compensation Method Proposed by and for ABC Capital SA de CV in Its Role As Administrator	Management	For	Did Not Vote
3	Approve Terms of Future Compensations to Rating Agencies	Management	For	Did Not Vote
4	Designate Delegates to Carry out Resolutions Approved at this Meeting	Management	For	Did Not Vote

BANCO INVEX SA Meeting Date: AUG 28, 2013 Record Date: AUG 20, 2013 Meeting Type: BONDHOLDER
Ticker: Security ID: P13549DB6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve to Hold Meeting Jointly with Holders of Stock Exchange Certificates Identified with Symbol CREYB-06U	Management	For	For
2	Receive Report from Trustee on Current Status of Assets of Trust 599	Management	For	For
3	Receive Report from ABC Capital SA de CV in Its Role of Administrator on Current Status of Credit Portfolio under Administration and Delinquency of Credit Portfolio under Administration	Management	For	For
4	Remove Standard and Poor's SA de CV as Risk Rating Agency of Stock Exchange Certificates Identified with Symbols CREYCB-06U and CREYCB-062U	Management	For	For
5	Approve Remuneration of ABC Capital SA de CV in Its Role of Administrator	Management	For	For
6	Designate Delegates to Formalize Resolutions Approved at this Meeting	Management	For	For

JP MORGAN - HIPOTECARIA SU CASITA Meeting Date: AUG 05, 2013 Record Date: JUL 26, 2013 Meeting Type: BONDHOLDER
Ticker: Security ID: G6494LAU0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Change in the Commission by Management	Management	For	Did Not Vote
2	Amend Issuance Documents as Consequence of Previous Item	Management	For	Did Not Vote
3	Designate Delegates to Formalize Resolutions Approved at this Meeting	Management	For	Did Not Vote

JP MORGAN - HIPOTECARIA SU CASITA Meeting Date: AUG 05, 2013 Record Date: JUL 26, 2013 Meeting Type: BONDHOLDER
Ticker: Security ID: P1380HCV3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Change in the Commission by Management	Management	For	Did Not Vote
2	Amend Issuance Documents as Consequence of Previous Item	Management	For	Did Not Vote
3	Designate Delegates to Formalize Resolutions Approved at this Meeting	Management	For	Did Not Vote

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer International Bond Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
------------------------------------------
Lisa Bloomberg, Attorney in Fact